Regulatory Requirements (Bank's Regulatory Capital Amounts and Ratios Compared to the Regulatory Requirements) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Actual
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tangible capital to tangible assets	$ 312,993	$ 292,981
Tier I capital (core) (to adjusted total assets)	312,993	292,981
Total capital (to risk-weighted assets)	330,147	307,375
Tangible capital to tangible assets	13.42%	13.43%
Tier I capital (core) (to adjusted total assets)	13.42%	13.43%
Total capital (to risk-weighted assets)	24.71%	27.39%
Adequacy Purposes
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tangible capital to tangible assets	34,987	32,723
Tier I capital (core) (to adjusted total assets)	93,298	87,263
Total capital (to risk-weighted assets)	106,901	89,751
Tangible capital to tangible assets	1.50%	1.50%
Tier I capital (core) (to adjusted total assets)	4.00%	4.00%
Total capital (to risk-weighted assets)	8.00%	8.00%
Under Prompt Corrective Action Provisions
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier I capital (core) (to adjusted total assets)	116,622	109,078
Total capital (to risk-weighted assets)	$ 133,627	$ 112,188
Tier I capital (core) (to adjusted total assets)	5.00%	5.00%
Total capital (to risk-weighted assets)	10.00%	10.00%